NOTE 6 - RELATED PARTY TRANSACTIONS (Annual Report [Member])	12 Months Ended
Dec. 31, 2013
Annual Report [Member]
NOTE 6 - RELATED PARTY TRANSACTIONS

NOTE 6 - RELATED PARTY TRANSACTIONS

The managing member, CEO and director of the Company is involved in other business activities and may, in the future, become involved in other business opportunities. If a specific business opportunity becomes available, he may face a conflict in selecting between the Company and his other business interests. The Company is formulating a policy for the resolution of such conflicts.

Since inception, the company’s principal shareholder has advanced the Company most of the money it uses to fund working capital expenses. This advance is unsecured and does not carry an interest rate or repayment terms; however, its principal shareholder has orally agreed for this advance to be capitalized into common stock or additional paid-in capital at the end of every year.

As of December 31, 2013 and 2012, the Company has no obligation to related parties. The company has a practice of converting related parties’ obligation into member’s capital account by subscription at the end of every reportable period.

The Company does not own any property. It currently shares a leased office with two other organizations that are affiliated to its principal shareholder at 3699 Wilshire Blvd., Suite 530, Los Angeles, California 90010. Its principal shareholder and seasonal staff use this location. The approximate cost of the shared office space varies between $322 and $400 per month. The Company recorded rent expense of $4,584 and $1,910 in 2013 and 2012.